PRUDENTIAL SHORT TERM HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

February 29, 2012

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                                                                               Prudential Short Term High Yield Fund, Inc. (the “Fund”)

Pre-Effective Amendment No. 2 to the Registration Statement
under the Securities Act of 1933 (No. 333-178016) and
Amendment No. 2 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-22632)

Dear Mr. Greene:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is an amendment to the Fund’s initial registration statement on Form N-2 filed with the Commission on November 16, 2011 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from Pre-Effective Amendment No. 1 to the Registration Statement (the “Amendment No. 1”) filed with the Commission on January 13, 2012 incorporating (i) responses to comments from the staff and (ii) other non-material updates.

This letter is intended to respond to the staff’s comments on the Amendment No. 1 that you conveyed via telephone to Mrs. DiGiacomo on January 24, 2012.  For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below.  The responses will be included in the Amendment, as indicated.

Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

General

1.               Comment:  Please keep the staff updated on whether FINRA has reviewed the payments by the manager of various structuring fees, distribution assistance fees, sales incentives and other payments, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.” Indicate also whether FINRA aggregated such payments with the sales loads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.

Response:  The Fund agrees to keep the staff updated on FINRA’s review of the payments by the manager of various structuring fees, distribution assistance fees, sales incentives and other payments, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.”  We have not had any conversations with FINRA as to whether FINRA will aggregate such payments with the sales loads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.  We thus have no basis of knowing whether FINRA will in fact aggregate such payments when reviewing any filings made by the underwriters in connection with the offering of the Common Stock.

Prospectus

2.               Comment:  The staff reiterates its prior request to delete the last sentence of the paragraph that follows the Table of Contents or add disclosure that the Fund will update the prospectus as necessary for material changes.

Response: The Fund has revised the disclosure as requested to state: “Subsequent to the date of this prospectus, the Fund will supplement this prospectus during the period that this prospectus is required to be delivered, if the Fund determines any material information contained in this prospectus becomes materially inaccurate.”

3.               Comment:  Please disclose on the cover page any investment limitations with respect to its investments in derivatives.

Response:  The cover page of the Prospectus includes the Fund’s limit of investing up to 20% of its investable assets in derivatives.

4.               Comment:   With respect to the disclosure relating to “Preferred Securities Risk,” please explain deferral risk.

Response:  The Fund has deleted such disclosure from the Prospectus Summary.  The Fund has included disclosure in the Amendment under the section entitled “Investment Objective and Policies-Other Investments and Strategies” to explain deferral risk.

5.               Comment:  The staff reiterates the following comments to the fee table:

•          footnote 4 notes that the manager’s fee is based on investable assets. Include as disclosure an example explaining how investable assets are converted to net assets, and

•          delete the penultimate sentence of footnote 5.

Response: The Fund responds to each comment as follows:

•                  The disclosure has been revised as requested.

•                  The Fund has deleted the penultimate sentence from the footnotes to the fee table.

6.               Comment:  Disclosure captioned “Leverage — Credit Facility” states that: “The Fund may be required to pay commitment fees under the terms of any such facility.” With respect to such statement, please confirm that the cost of the credit facility is included in the fee table.

Response:  The Fund confirms that the cost of any expected commitment fees is included in the line item “Expenses Associated with the Arrangement of a Credit Facility and/or Use of Leverage” in the fee table.

7.               Comment:  Disclose whether the Fund will need to have any assets on deposit with the lender. Also, indicate whether the lender may have any other power or rights over the pledged collateral, such as substitution rights.

Response:  The Fund does not anticipate needing to have any assets on deposit with the lender.  It is expected that the lender will only have rights over the collateral securing the loan if an event of default has occurred and the lender has exercised control over the collateral.  The Amendment currently states that the Fund may be required to pledge its assets to the lender.  The disclosure has been revised to state that “[t]he Fund expects to enter into an agreement with the lender, whereby the lender may exercise control over the pledged collateral (including substitution rights) under certain events of default.”

Tandy Representations

The Fund hereby acknowledges that (i) the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Fund may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would be pleased to provide you with any additional information you may require. Because the Fund intends to distribute its preliminary prospectus in mid-March, we would appreciate any additional comments from the staff of the Commission by March 9, 2012.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel